U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                             Please print or type


1.    Name and address of issuer:
      Phoenix Asset Reserve
      101 Munson Street
      Greenfield, MA 01301
--------------------------------------------------------------------------------
2.    Name of each series or class of funds for which this notice is filed:
      Phoenix Asset Reserve Class A Shares
      Phoenix Asset Reserve Class B Shares

--------------------------------------------------------------------------------
3.    Investment Company Act File Number: 811-6566


      Securities Act File Number: 33-45758

--------------------------------------------------------------------------------
4.    Last day of fiscal year for which this notice is filed: October 31, 1995


--------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                  [  ]

--------------------------------------------------------------------------------
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



--------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
      None

--------------------------------------------------------------------------------
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
      None

--------------------------------------------------------------------------------
9.    Number and aggregate sale price of securities sold during the fiscal year:
      2,086,455 shares          $9,692,323

--------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
      1,935,041 shares           $8,991,262

--------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
      151,414 shares             $701,061

--------------------------------------------------------------------------------
12.   Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                 $  8,991,262

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                 +    701,061

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                    - 11,897,833

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                     +

      (v)   Net aggregate price of securities sold and
            issued during the fiscal year in reliance on
            rule 24f-2 [line (i), plus line (ii), less line
            (iii), plus line (iv) (if applicable):            (2,205,510)

      (vi)  Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see Instruction C.6):            x

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi)]                                      $          0


Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
--------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                           [ ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



--------------------------------------------------------------------------------
                                  SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Patricia o. McLaughlin
                                    Patricia O. McLaughlin, Assistant Secretary
                                    Phoenix Asset Reserve

      Date 12/28/95
 *Please print the name and title of the signing officer below the signature.


funds\1962

                                    December 28, 1995



Board of Trustees
Phoenix Asset Reserve
100 Bright Meadow Boulevard
Enfield, CT 06083

RE:   Registration Statement No. 33-45758

Gentlemen:

      I have served as counsel to the Phoenix Asset Reserve in connection with the registration on Form N-1A of an indefinite number of its shares of beneficial interest under the Securities Act of 1933 and the subsequent notification with respect to 1,935,041 such shares sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940 during the fiscal year ended October 31, 1995 (the "Shares").

      Based on my review of the relevant materials, it is my opinion that the Shares are legally issued, fully paid and non-assessable. I consent to the use of this opinion in connection with the Form 24F-2 to be filed with the Securities and Exchange Commission.

                                    Very truly yours,


                                    /s/ Patricia O. McLaughlin
                                        Patricia O. McLaughlin

fund\1968